Northern Lights Fund Trust

Fortress Long/Short Credit Fund

Incorporated herein by reference is the definitive version of the supplement for the Fortress Long/Short Credit Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 10, 2015, (SEC Accession No. 0001580642-15-001179).